INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 0	$ 0
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,707
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	95
Net Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(21)
Exploration and evaluation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (2,781)